VESSELS UNDER CAPITAL LEASES, NET (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) vessel	Dec. 31, 2013 USD ($)	Dec. 31, 2015 vessel	Dec. 31, 2015 tax_lease
Components of vessels under capital leases, net:
Cost	$ 168,577	$ 168,577
Accumulated depreciation and amortization	(51,850)	(46,324)
Net book value	116,727	$ 122,253
Number of leased shipping vessels		1		1	1
Depreciation and amortization expense	81,900	$ 72,600	$ 55,100
Drydocking Costs
Components of vessels under capital leases, net:
Cost	8,100
Accumulated depreciation and amortization	(4,100)	(2,500)
Assets Held under Capital Leases
Components of vessels under capital leases, net:
Depreciation and amortization expense	$ 5,500	$ 5,500	$ 11,900